Subsidiaries	12 Months Ended
Dec. 31, 2024
Subsidiaries [Abstract]
SUBSIDIARIES
NOTE 5:	SUBSIDIARIES

The Company has two wholly-owned subsidiaries: Xtepo and Social Proxy.

a.	Xtepo is a private company established in Israel on November 9, 2009. In August 2010, a share exchange transaction was completed between Xtepo and the Company.

b.	On August 14, 2024, as part of the Company’s strategy to expand its assets portfolio with high potential assets, the Company completed the acquisition of 100% of the shares of Social Proxy LTD (the “Transaction”), an AI web data company, developing and powering a unique ethical, IP based, proxy and data extraction platform for AI & BI Applications at scale. Social Proxy LTD has two subsidiaries – Social Proxy Inc (a United States company) and Social Proxy LDA (a Portugal company).

As was amended on November 11, 2024, the Transaction was in exchange for the issuance by the Company to the shareholders of the Social Proxy, by way of a private placement, of 186,479,027 ordinary shares of the Company, and the payment of $430 thousand to the shareholders of the Social Proxy. In addition, as part of the Transaction, the shareholders of Social Proxy were issued 2,896,142 warrants to purchase the same amount of ADS’s, which may only be exercised upon reaching certain financial measured milestones within a period of up to 3 years from the closing of the Transaction. The certain financial measures include: achievement by Social Proxy of minimum annual recurring revenue in the first 12 months following acquisition, the achievement by Social Proxy of minimum annual recurring revenue until December 31, 2026 and positive EBITDA within 3 years following the acquisition.

During the year ended December 31, 2024, the Company incurred approximately $60 thousand in transaction costs related to the acquisition, which primarily consisted of legal and valuation-related expenses. These expenses were recorded in general and administrative expense in the accompanying Consolidated Statements of Comprehensive Income.

The results of operations of Social Proxy have been included in the consolidated financial statements since the acquisition date of August 14, 2024. Social Proxy revenues and net loss included in the Company’s consolidated statement of comprehensive income (loss) from August 14, 2024, through December 31, 2024, were $451 thousand and $913 thousand, respectively.

If the acquisition had occurred on January 1, 2024, management estimates that consolidated revenue would have been $ 1,619 thousand, and consolidated loss for the year would have been $ 1,720 thousand. In determining these amounts, management has assumed that the fair value adjustments, determined provisionally, that arose on the date of acquisition would have been the same if the acquisition had occurred on January 1, 2024.

The Company accounted the acquisition as a Business Combination.

Under the purchase price allocation, the Company allocated the purchase price to tangible and identified intangible assets acquired and liabilities.

The table below summarizes the fair value of assets acquired and liabilities as of the acquisition date:

August 14, 2024
U.S. dollars in thousands

Cash and cash equivalents	20
Trade receivables	138
Fixed assets, net	167
Accounts payable	(377)
Loans	(551)
Intangible assets	3,601
Goodwill	3,193
Deferred taxes liabilities, net	(349)
5,842

Cash consideration	430
Fair value of issued shares (*)	4,018
Fair value of issued warrants (see Note 12)	1,394
5,842

(*) Fair value of issued shares was measured according to the quoted share price.

The intangible assets as of the closing date of the acquisition included:

U.S. dollars in thousands

Developed technology	2,508
Customer relationships	291
Brand name	802

3,601

Indications of fair value of the intangible assets acquired in connection with the acquisition were determined using either the income, market or replacement cost methodologies. The intangible assets are being amortized based on their estimated revenue producing life span.

c.	Valuation of intangible assets involves multiple assumptions. The key assumptions are described below.

Developed technology acquired primarily consists of existing technology related to a unique ethical, IP based, proxy and data extraction platform for AI & BI Applications at scale. The technology was valued using the multi-period excess earnings method, under the income approach. Using this approach, the estimated fair values were calculated using mainly forecasted future revenue and EBIT margin in order to project cash flows from specific products, discounted to their net present values at an appropriate risk-adjusted rate of return.

The Customer relationships represent the fair value of future projected revenues that will be derived from the sale of products to Social Proxy’s existing customers. Customer relationships were valued using the multi-period excess earnings method, under the income approach. Using this approach, the estimated fair values were calculated using mainly forecasted future revenue and EBIT margins in order to project cash flows from specific customers, discounted to their net present values at an appropriate risk-adjusted rate of return.

The Brand name relates to the estimated fair value of future cash flows related to the Social Proxy brand. The brand was valued by applying the relief-from-royalty method under the income approach. This method is based on the application of a royalty rate to forecasted revenue under the brand name.

d.

On March 27, 2024, the Company entered into a loan agreement with the Social Proxy. According to the loan agreement, on March 27, 2024, the Company provided the Social Proxy with a loan of US$150 thousand. In addition, during May through August, 2024, the Company provided additional loans at the amount of $250 thousand in the same terms. The loan bears an annual interest of 8%. At the acquisition date, the carrying amount was a reasonable approximation of the loan agreement fair value. Upon consolidation the Intercompany loan agreement balances have been eliminated.